Document and Entity Information	Oct. 22, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2023
Entity Registrant Name	Akumin Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39479
Entity Tax Identification Number	88-4139425
Entity Address Address Line 1	8300 W. Sunrise Boulevard
Entity Address City Or Town	Plantation
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33322
City Area Code	844
Local Phone Number	730-0050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	AKU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001776197
Amendment Flag	false